Held for Sale and Discontinued Operations - Summary of Assets and Liabilities were Reclassified as Held for Sale in Relation to the Discontinued Operation (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Jul. 04, 2023	Dec. 31, 2022		Jan. 01, 2022 [1]	Dec. 31, 2021
Assets
Cash and cash equivalents	€ 4,074		€ 3,402	[1]	€ 6,861	€ 6,889
Investments	266,382		254,759	[1]	409,444
Derivatives	1,429		2,771	[1]	8,843
Investments in joint ventures	1,430		1,430	[1]	1,715	1,715
Investments in associates	2,906		165	[1]	1,289	1,289
Reinsurance contract assets	16,608		16,939	[1]	21,322	3,518
Deferred tax assets	2,350		2,433	[1]	2,164
Other assets and receivables	4,712		9,153	[1]	6,679
Intangible assets	504		420	[1]	585	€ 585
Liabilities
Insurance contract liabilities	177,446		176,120	[1]	290,066
Investment contracts without discretionary participating features	75,266		65,227	[1]	92,364
Derivatives	2,479		5,175	[1]	7,138
Borrowings	2,356		4,051	[1]	9,661
Provisions	83		100	[1]	193
Defined benefit liabilities	669		496	[1]	3,944
Deferred tax liabilities	57		30	[1]	8
Other liabilities	8,390		10,278	[1]	11,883
Accruals	€ 328		372	[1]	€ 537
Assets [member] | Discontinued operations [member]
Assets
Cash and cash equivalents		€ 4,460	5,085
Investments		72,345	71,991
Derivatives		8,107	8,395
Investments in joint ventures		382	382
Investments in associates		1,096	1,096
Reinsurance contract assets		395	365
Deferred tax assets		339	0
Other assets and receivables		1,216	1,185
Intangible assets		165	165
Assets		88,505	88,664
Liabilities [member] | Discontinued operations [member]
Liabilities
Insurance contract liabilities		52,849	52,591
Investment contracts without discretionary participating features		13,239	13,575
Derivatives		7,700	8,486
Borrowings		5,333	5,227
Provisions		44	52
Defined benefit liabilities		2,412	2,462
Deferred tax liabilities		6	62
Other liabilities		1,951	1,510
Accruals		294	218
Total liabilities		€ 83,828	€ 84,183

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.